Summary of Significant Accounting Policies (Estimated Useful Lives of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, residual value	$ 0
Estimated Useful Lives (years)	36-47
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, residual value	$ 0
Estimated Useful Lives (years)	Lesser of term of the lease or the estimated useful lives of the assets
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, residual value	$ 0
Estimated Useful Lives (years)	4
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, residual value	$ 0
Estimated Useful Lives (years)	5
Computer equipment and hardware [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, residual value	$ 0
Estimated Useful Lives (years)	4-5